IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2020
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT CHARGES
7.	IMPAIRMENT CHARGES

In accordance with IAS 36, Impairment of Assets, the Group carries out an annual impairment review of the asset valuations. A number of factors impacted this calculation including the Company’s market capitalisation at 31 December 2020, the cost of capital, cash flow projections and net asset values across each of the Company’s cash generating units.

The impact of the above items on the statement of operations for the year ended December 31, 2020, December 31, 2019 and December 31, 2018 was as follows:

	December	December	December
	31, 2020	31, 2019	31, 2018
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 13)	1,795	6,349	6,112
Impairment of goodwill and other intangible assets (Note 14)	15,422	16,570	19,212
Impairment of prepayments (Note 18)	562	1,376	1,608

Total impairment loss	17,779	24,295	26,932

Income tax impact of impairment loss	0	148	(1,752)

Total impairment loss after tax	17,779	24,443	25,180